TRANSACTIONS WITH AFFILIATES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
TRANSACTIONS WITH AFFILIATES
11. TRANSACTIONS WITH AFFILIATES
The disclosures in this note apply to JCP&L only.
The affiliated company transactions for JCP&L for the three months ended March 31, 2026 and 2025, respectively, are as follows:

	Three Months Ended March 31,
	2026	2025
	(In millions)
Revenues	$—	$—
Expenses:
FESC support services (1)	45	50
Other affiliate support services (1)	9	4
Interest expense	2	1

(1)	Includes amounts capitalized of $22 million for the three months ended March 31, 2026 and 2025.
FE does not bill directly or allocate any of its costs to any subsidiary company. FESC provides corporate support and other services, including executive administration, accounting and finance, risk management, human resources, corporate affairs, communications, information technology, legal services and other similar services at cost, in accordance with its cost allocation manual, to affiliated FirstEnergy companies under FESC agreements. Allocated costs are for services that are provided on behalf of more than one company, or costs that cannot be precisely identified and are allocated using formulas developed by FESC. Intercompany transactions are generally settled under commercial terms within thirty days. JCP&L can also receive charges from and charge affiliates other than FESC at cost.
JCP&L recognizes an allocation of the net periodic pension and OPEB costs/credits from its affiliates, primarily FESC.
Under the FirstEnergy regulated money pool, JCP&L has the ability to borrow from its regulated affiliates and FE to meet its short-term working capital requirements. Affiliated company notes receivables and payables related to the money pool are reported as Notes receivable from affiliated companies or Short-term borrowings - affiliated companies on the Balance Sheets. Affiliate accounts receivable and accounts payable balances relate to intercompany transactions that have not yet settled through the FirstEnergy money pool.
JCP&L is party to an intercompany income tax allocation agreement with FirstEnergy that provides for the allocation of consolidated tax liabilities.

16. TRANSACTIONS WITH AFFILIATES
The disclosures in this note apply to JCP&L only.
The affiliated company transactions for JCP&L for the years ended December 31, 2025, 2024 and 2023 are as follows:

	For the Years Ended December 31,
	2025	2024	2023
	(In millions)
Revenues	$1	$1	$1
Expenses:
FESC support services (1)	180	166	174
Other affiliate support services (1)	13	26	9
Interest income	1	—	—
Interest expense	6	20	14

(1)	Includes amounts capitalized of $77 million, $74 million and $61 million for 2025, 2024 and 2023, respectively.

FE does not bill directly or allocate any of its costs to any subsidiary company. FESC provides corporate support and other services, including executive administration, accounting and finance, risk management, human resources, corporate affairs, communications, information technology, legal services and other similar services at cost, in accordance with its cost allocation manual, to affiliated FirstEnergy companies under FESC agreements. Allocated costs are for services that are provided on behalf of more than one company, or costs that cannot be precisely identified and are allocated using formulas developed by FESC. Intercompany transactions are generally settled under commercial terms within thirty days. JCP&L can also receive charges from and charge affiliates other than FESC at cost.
JCP&L recognizes an allocation of the net periodic pension and OPEB costs/credits from its affiliates, primarily FESC.
Under the FirstEnergy regulated money pool, JCP&L has the ability to borrow from its regulated affiliates and FE to meet its short-term working capital requirements. Affiliated company notes receivables and payables related to the money pool are reported as Notes receivable from affiliated companies or Short-term borrowings - affiliated companies on the Balance Sheets. Affiliate accounts receivable and accounts payable balances relate to intercompany transactions that have not yet settled through the FirstEnergy money pool.
JCP&L is party to an intercompany income tax allocation agreement with FirstEnergy that provides for the allocation of consolidated tax liabilities.